Business combinations - Acquisition of Pet Minuta d.o.o - Narrative (Details) - FIVE	4 Months Ended
	Jun. 30, 2021 shares	Mar. 04, 2021 GBP (£) employee shares
Disclosure of detailed information about business combination [line items]
Number of employees | employee		157
Initial cash consideration		£ 16,062,000
Number of shares issued (in shares) | shares	72,193	72,193
Fair value of equity consideration		£ 4,478,000
Fair value of deferred consideration		2,653,000
Contingent consideration payment period	24 months
Fair value of contingent consideration		£ 1,725,000
Contingent consideration, payout, in percentage		100.00%
Liabilities from share-based payment transactions		£ 4,700,000
Deferred tax liability		1,730,000
Intangible assets - Client relationships		8,253,000
Additional deferred tax liability on unremitted earnings		200,000
Client relationship
Disclosure of detailed information about business combination [line items]
Deferred tax liability		1,500,000
Intangible assets - Client relationships		8,300,000
Tax base of intangible assets		£ 0
Maximum
Disclosure of detailed information about business combination [line items]
Vesting period	4 years
Minimum
Disclosure of detailed information about business combination [line items]
Vesting period	3 years